FAIR VALUE OF FINANCIAL INSTRUMENTS, DERIVATIVES AND FAIR VALUE DISCLOSURES (Fair Value of Items Measured on Nonrecurring Basis) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of equity method investments			$ (30,475)	$ (30,475)
International Crude Tankers Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels held for use, Fair Value	$ 147,584		147,584
Vessels held for use, Impairment Charges			(85,626)
International Crude Tankers Segment [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels held for use, Fair Value	78,479		78,479
International Crude Tankers Segment [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels held for use, Fair Value	69,105		69,105
International Product Carriers Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels held for use, Fair Value	22,400		22,400
Vessels held for use, Impairment Charges			(2,782)
International Product Carriers Segment [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels held for use, Fair Value	22,400		22,400
one vessel in the Crude Tanker segment and two vessels in the Product Carriers segment [member] | International Crude and Product Carriers Segments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels held for use, Fair Value	32,900		32,900
Impairment of equity method investments		$ 7,346
twelve vessels in the International Crude Tanker segment [member] | International Crude and Product Carriers Segments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vessels held for use, Fair Value	67,979		$ 67,979
Impairment of equity method investments	$ 81,062